Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 1,178	¥ 179
Loans held for sale	22,404		¥ 60,084
Accrued Income [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	82,321
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 32,783		¥ 20,378